Share Capital (Details2) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Aug. 04, 2010
Share capital [Abstract]
Authorized share capital			50,000,000
Par value of common stock			$ 0.0001
Weighted Average Number of Shares Outstanding, Basic and Diluted	20,000	20,000
Escrowed Shares Released	1,007